Litigation, Other Commitments and Contingencies, and Disclosures about Guarantees, Off-Balance Sheet Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Performance Guarantee [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 42.4
Cleco Power [Member] | Guarantee Issued to Entergy Mississippi on behalf of Attala [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	106.5
Guarantor Obligations, Current Carrying Value	0.0	$ 3.8
Evangeline [Member] | Indemnification Agreement [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	40.0
Evangeline [Member] | Indemnification Agreement INCLUDING fundamental organizational structure [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	400.0
Evangeline [Member] | Cleco Power [Member] | Indemnification Agreement [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	40.0
Evangeline [Member] | Cleco Power [Member] | Indemnification Agreement INCLUDING fundamental organizational structure [Member]
Guarantor Obligations [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 400.0